Significant accounting policies - Additional Information (Detail) - ASU 2015-03 [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Impact of reclassification from amortization of deferred charges to interest expense	$ 3,799,000	$ 10,390,000
Impact on operating results due to reclassification	$ 0	$ 0
Deferred Financing Fees [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees			$ (35,341,000)
Long-term Debt Current [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees			(1,563,000)
Long-term Debt Noncurrent [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees			(27,791,000)
Other Long-term Liabilities Current [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees			(125,000)
Other Long-term Liabilities Noncurrent [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred financing fees			$ (5,862,000)